BORROWINGS - Contractual obligations of long-term debt outstanding (Details) $ in Millions	Dec. 31, 2021 USD ($)
Pre-swap annual contractual obligations of long-term debt outstanding
2023	$ 103
2024	94
2025	572
2026	57
2027	726
Thereafter	1,700
Total	$ 3,251